EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PRC
EMPLOYEE DEFINED CONTRIBUTION PLAN
Contributions to defined contribution plans	¥ 42,056	$ 6,014	¥ 45,808	¥ 57,182